Note 13 - Stockholders' Equity (Details Textual) - USD ($)		2 Months Ended	9 Months Ended	12 Months Ended
	Sep. 19, 2013	Sep. 30, 2015	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2003	Aug. 31, 2015
Series A Preferred Stock [Member]
Preferred Stock, Shares Outstanding		0		0	0
Preferred Stock, Shares Authorized		50,000		50,000
Series C Preferred Stock [Member]
Preferred Stock, Shares Outstanding		0		0	0
Preferred Stock, Shares Authorized		34,500		34,500
Series D Preferred Stock [Member]
Preferred Stock, Shares Outstanding		0		0	0
Preferred Stock, Shares Authorized		100,000		100,000
Series E Preferred Stock [Member]
Preferred Stock, Shares Outstanding		0		0	0
Preferred Stock, Shares Authorized		200,000		200,000
Restricted Stock Units (RSUs) [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	115,775
Restricted Stock Units (RSUs) [Member] | Independent Advisors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	70,770
Restricted Stock Units (RSUs) [Member] | Upon Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				33.33%
Restricted Stock Units (RSUs) [Member] | Every Year Thereafter [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				33.33%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	186,545
Allocated Share-based Compensation Expense				$ 199,000	$ 253,000
Employee Stock Option [Member]
Allocated Share-based Compensation Expense				$ 391,000	871,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				5 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 137,000		$ 137,000
vFinance Investments [Member]
Escrow Deposit Representing Common Stock						4,500,000
Escrow Deposit						$ 250,000
vFinance Investments [Member]
Post Acquisition Shares of Common Stock						63,000
Escrow Agent [Member]
Other Receivables					$ 128,000
Preferred Stock, Shares Outstanding		0	0	0	0
Common Stock, Shares Authorized		150,000,000	150,000,000	150,000,000	150,000,000
Preferred Stock, Shares Authorized		10,000,000	10,000,000	10,000,000	10,000,000
Stock Repurchase Program, Authorized Amount							$ 2,000,000
Stock Repurchased During Period, Shares		46,643
Stock Repurchased During Period, Value		$ 145,000	$ 86,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Fair Value				$ 385,000	$ 414,000
Other Receivables		$ 3,709,000	$ 3,852,000	$ 3,709,000	$ 3,998,000